Offerings - Offering: 1	Aug. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	8,000,000
Proposed Maximum Offering Price per Unit	58.94
Maximum Aggregate Offering Price	$ 471,520,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 72,189.71
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock (“Common Stock”) of BioMarin Pharmaceutical Inc. (the “Registrant”) that become issuable under the Registrant’s 2017 Equity Incentive Plan, as Amended April 1, 2025 (the “2017 Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected that increases the number of outstanding shares of Common Stock.

(2)
Estimated in accordance with Rule 457(h) and Rule 457(c) under the Securities Act. The price per share and aggregate offering price are based upon the average of the high and low prices of the Registrant’s Common Stock on July 30, 2025 as reported on the Nasdaq Global Select Market.

(3)	Represents additional shares of the Registrant’s Common Stock reserved for future issuance under the Registrant’s 2017 Plan.